6. Goodwill and Indefinite-Lived Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Indefinite-Lived Intangible Assets

Goodwill

A reconciliation of the change in the carrying value of goodwill is as follows:

Balance as of January 1, 2014	$3,665,199
Acquired from acquisitions	4,129,248
Disposed with Hive Out Agreement	(4,129,248)
Foreign currency translation	(200,042)
Balance as of December 31, 2014	$3,465,157
Foreign currency translation	(181,778)
Balance as of December 31, 2015	$3,283,379

The goodwill acquired from the Acquisition was disposed in connection with the Hive Out Agreement. See Footnote 3, Acquisitions, for further discussion on the Acquisition and the Hive Out Agreement. As of October 1, 2015 and 2014, the dates of the Company’s annual impairment review, the fair value of the Company’s goodwill balance significantly exceeded its carrying value.

Indefinite-Lived Intangible Assets

The Company’s acquired indefinite-lived intangible asset, OncoHist™, is IPR&D relating to the Company’s business combination with SymbioTec in 2012. The carrying value of OncoHist™ was $9.24 million and $9.75 million as of December 31, 2015 and 2014, respectively. No impairment was recorded during the years ended December 31, 2015 and 2014. The changes in the carrying value reflected herein are solely comprised of the effects of changes in foreign currency.

OncoHist™ is not yet commercialized and has not yet begun to be amortized as of December 31, 2015.